Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,600,000
Previously Paid Amount	0
Total Fee Amount	7,440.66
Total Offset Amount	0
Net Fee	$ 7,440.66